Fair Value Measurement (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Assets at fair value:
Cash and cash equivalents	$ 503	$ 500		$ 436
Fiduciary funds (included within Fiduciary assets)	1,950	1,796		1,688
Derivative financial instruments	43	31		52
Total assets	2,496	2,327		2,176
Liabilities at fair value:
Changes in fair value of hedged debt		18	[1]	20	[1]
Liabilities		18		31
Quoted prices in active markets for identical assets Level 1 [Member]
Assets at fair value:
Cash and cash equivalents	503	500		436
Fiduciary funds (included within Fiduciary assets)	1,950	1,796		1,688
Derivative financial instruments		0		0
Total assets	2,453	2,296		2,124
Liabilities at fair value:
Changes in fair value of hedged debt		0	[1]	0	[1]
Liabilities		0		0
Significant other observable inputs Level 2 [Member]
Assets at fair value:
Cash and cash equivalents	0	0		0
Fiduciary funds (included within Fiduciary assets)	0	0		0
Derivative financial instruments	43	31		52
Total assets	43	31		52
Liabilities at fair value:
Changes in fair value of hedged debt		18	[1]	20	[1]
Liabilities		18		31
Significant other unobservable inputs Level 3 [Member]
Assets at fair value:
Cash and cash equivalents	0	0		0
Fiduciary funds (included within Fiduciary assets)	0	0		0
Derivative financial instruments	0	0		0
Total assets	0	0		0
Liabilities at fair value:
Changes in fair value of hedged debt		0	[1]	0	[1]
Liabilities		$ 0		$ 0

[1]	Changes in the fair value of the underlying hedged debt instrument since inception of the hedging relationship are included in long-term debt.